Tax - Deferred tax reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of net deferred tax asset
At 1 January	£ 1,777	£ 1,753
Credit/(charge) to income statement	(473)	95
Credit/(charge) to other comprehensive income	(157)	(66)
Currency translation and other adjustments	1	(5)
At 31 December	1,148	1,777
Pension
Reconciliation of net deferred tax asset
At 1 January	(29)	(16)
Credit/(charge) to income statement	(6)	3
Credit/(charge) to other comprehensive income	(6)	(15)
Currency translation and other adjustments	(1)	(1)
At 31 December	(42)	(29)
Accelerated capital allowances
Reconciliation of net deferred tax asset
At 1 January	161	76
Credit/(charge) to income statement	(35)	85
Currency translation and other adjustments	(3)
At 31 December	123	161
Expense provisions
Reconciliation of net deferred tax asset
At 1 January	77	61
Credit/(charge) to income statement	(19)	16
At 31 December	58	77
Financial instruments
Reconciliation of net deferred tax asset
At 1 January	403	538
Credit/(charge) to income statement	(115)	(57)
Credit/(charge) to other comprehensive income	(166)	(77)
Currency translation and other adjustments		(1)
At 31 December	122	403
Total losses carried forward
Reconciliation of net deferred tax asset
At 1 January	1,106	1,019
Credit/(charge) to income statement	(297)	90
Currency translation and other adjustments	5	(3)
At 31 December	814	1,106
Other
Reconciliation of net deferred tax asset
At 1 January	59	75
Credit/(charge) to income statement	(1)	(42)
Credit/(charge) to other comprehensive income	15	26
At 31 December	£ 73	£ 59